Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Nov. 30, 2018
Document And Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	SPI Energy Co., Ltd.
Entity Central Index Key	0001210618
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		7,260,672
Entity Emerging Growth	false
Entity Shell Company	false
Amendment description	Minor changes to note 14